Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,020.83
Total Fee Amount	1,020.83
Total Transaction Valuation	7,391,956.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A